Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of estimated useful lives of property and equipment

Estimated useful life
Electronic equipment	2-3 years
Office equipment and fixtures	5 years
Motor vehicles	4 years
Leasehold improvements	Lesser of term of the lease or the estimated useful lives of the assets

Schedule of estimated useful lives of intangible assets

Estimated useful life
Customer relationship	2-6 years
Trademarks	3-10 years
Technology	1-10 years
Online game licenses	1-5 years
User base	1-3 years
Domain names	1-10 years
Platform	5 years